JPMorgan Equity Index Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc. *	16	3,078
Boeing Co. (The) *	125	23,923
General Dynamics Corp.	50	11,023
Howmet Aerospace, Inc.	86	3,986
Huntington Ingalls Industries, Inc.	9	1,795
L3Harris Technologies, Inc.	42	7,249
Lockheed Martin Corp.	49	20,175
Northrop Grumman Corp.	31	13,780
RTX Corp.	320	23,057
Textron, Inc.	44	3,407
TransDigm Group, Inc. *	12	10,241
		121,714
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	26	2,207
Expeditors International of Washington, Inc.	32	3,732
FedEx Corp.	51	13,492
United Parcel Service, Inc., Class B	159	24,815
		44,246
Automobile Components — 0.1%
Aptiv plc *	62	6,137
BorgWarner, Inc.	52	2,089
		8,226
Automobiles — 2.2%
Ford Motor Co.	865	10,748
General Motors Co.	303	9,985
Tesla, Inc. *	608	152,086
		172,819
Banks — 3.0%
Bank of America Corp.	1,522	41,664
Citigroup, Inc.	424	17,434
Citizens Financial Group, Inc.	104	2,786
Comerica, Inc.	29	1,205
Fifth Third Bancorp	150	3,796
Huntington Bancshares, Inc.	319	3,314
JPMorgan Chase & Co. (a)	640	92,764
KeyCorp	206	2,217
M&T Bank Corp.	36	4,617
PNC Financial Services Group, Inc. (The)	88	10,762
Regions Financial Corp.	206	3,553
Truist Financial Corp.	293	8,388
US Bancorp	343	11,330
Wells Fargo & Co.	805	32,906
Zions Bancorp NA	32	1,138
		237,874

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Beverages — 1.6%
Brown-Forman Corp., Class B	40	2,323
Coca-Cola Co. (The)	857	47,955
Constellation Brands, Inc., Class A	35	8,924
Keurig Dr Pepper, Inc.	221	6,991
Molson Coors Beverage Co., Class B	41	2,598
Monster Beverage Corp. *	164	8,668
PepsiCo, Inc.	303	51,341
		128,800
Biotechnology — 2.1%
AbbVie, Inc.	389	57,911
Amgen, Inc.	118	31,643
Biogen, Inc. *	32	8,193
Gilead Sciences, Inc.	274	20,553
Incyte Corp. *	41	2,365
Moderna, Inc. *	73	7,528
Regeneron Pharmaceuticals, Inc. *	23	19,335
Vertex Pharmaceuticals, Inc. *	57	19,755
		167,283
Broadline Retail — 3.3%
Amazon.com, Inc. *	1,999	254,053
eBay, Inc.	117	5,164
Etsy, Inc. * (b)	27	1,749
		260,966
Building Products — 0.4%
A O Smith Corp.	28	1,814
Allegion plc	19	2,013
Carrier Global Corp.	184	10,177
Johnson Controls International plc	150	7,968
Masco Corp.	50	2,646
Trane Technologies plc	50	10,201
		34,819
Capital Markets — 2.8%
Ameriprise Financial, Inc.	23	7,447
Bank of New York Mellon Corp. (The)	171	7,311
BlackRock, Inc.	31	19,971
Blackstone, Inc. (b)	156	16,738
Cboe Global Markets, Inc.	23	3,628
Charles Schwab Corp. (The)	327	17,969
CME Group, Inc.	79	15,854
FactSet Research Systems, Inc.	8	3,671
Franklin Resources, Inc.	63	1,539
Goldman Sachs Group, Inc. (The)	73	23,479
Intercontinental Exchange, Inc.	126	13,860
Invesco Ltd.	99	1,434
MarketAxess Holdings, Inc.	8	1,772

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Moody's Corp.	35	10,982
Morgan Stanley	281	22,936
MSCI, Inc.	17	8,932
Nasdaq, Inc.	75	3,626
Northern Trust Corp.	46	3,166
Raymond James Financial, Inc.	41	4,155
S&P Global, Inc.	72	26,172
State Street Corp.	70	4,696
T. Rowe Price Group, Inc.	49	5,177
		224,515
Chemicals — 1.7%
Air Products and Chemicals, Inc.	49	13,857
Albemarle Corp.	26	4,392
Celanese Corp.	22	2,765
CF Industries Holdings, Inc.	43	3,641
Corteva, Inc.	156	7,993
Dow, Inc.	155	7,979
DuPont de Nemours, Inc.	101	7,537
Eastman Chemical Co.	26	2,002
Ecolab, Inc.	56	9,459
FMC Corp.	28	1,839
International Flavors & Fragrances, Inc.	56	3,830
Linde plc	107	39,991
LyondellBasell Industries NV, Class A	56	5,339
Mosaic Co. (The)	73	2,604
PPG Industries, Inc.	52	6,729
Sherwin-Williams Co. (The)	52	13,281
		133,238
Commercial Services & Supplies — 0.5%
Cintas Corp.	19	9,156
Copart, Inc. *	191	8,241
Republic Services, Inc.	45	6,450
Rollins, Inc.	62	2,307
Waste Management, Inc.	81	12,368
		38,522
Communications Equipment — 0.9%
Arista Networks, Inc. *	55	10,152
Cisco Systems, Inc.	897	48,221
F5, Inc. *	13	2,103
Juniper Networks, Inc.	71	1,966
Motorola Solutions, Inc.	37	10,008
		72,450
Construction & Engineering — 0.1%
Quanta Services, Inc.	32	5,979

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	14	5,584
Vulcan Materials Co.	29	5,908
		11,492
Consumer Finance — 0.4%
American Express Co.	128	19,106
Capital One Financial Corp.	84	8,148
Discover Financial Services	55	4,766
Synchrony Financial	92	2,814
		34,834
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	98	55,107
Dollar General Corp.	48	5,108
Dollar Tree, Inc. *	46	4,906
Kroger Co. (The)	145	6,504
Sysco Corp.	111	7,344
Target Corp.	102	11,233
Walgreens Boots Alliance, Inc.	158	3,507
Walmart, Inc.	314	50,241
		143,950
Containers & Packaging — 0.2%
Amcor plc	324	2,967
Avery Dennison Corp.	18	3,240
Ball Corp.	69	3,452
International Paper Co.	76	2,701
Packaging Corp. of America	20	3,039
Sealed Air Corp.	32	1,044
WestRock Co.	56	2,020
		18,463
Distributors — 0.1%
Genuine Parts Co.	31	4,463
LKQ Corp.	59	2,916
Pool Corp.	8	3,061
		10,440
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,574	23,635
Verizon Communications, Inc.	925	29,991
		53,626
Electric Utilities — 1.6%
Alliant Energy Corp.	56	2,695
American Electric Power Co., Inc.	113	8,530
Constellation Energy Corp.	71	7,721
Duke Energy Corp.	170	14,973
Edison International	84	5,340
Entergy Corp.	47	4,305

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
Evergy, Inc.	51	2,563
Eversource Energy	77	4,468
Exelon Corp.	219	8,278
FirstEnergy Corp.	114	3,882
NextEra Energy, Inc.	445	25,519
NRG Energy, Inc.	50	1,943
PG&E Corp. *	460	7,425
Pinnacle West Capital Corp.	25	1,838
PPL Corp.	162	3,822
Southern Co. (The)	240	15,536
Xcel Energy, Inc.	121	6,946
		125,784
Electrical Equipment — 0.6%
AMETEK, Inc.	51	7,504
Eaton Corp. plc	88	18,731
Emerson Electric Co.	126	12,148
Generac Holdings, Inc. *	13	1,493
Rockwell Automation, Inc.	25	7,227
		47,103
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	131	11,027
CDW Corp.	30	5,953
Corning, Inc.	169	5,148
Keysight Technologies, Inc. *	39	5,194
TE Connectivity Ltd.	69	8,536
Teledyne Technologies, Inc. *	10	4,234
Trimble, Inc. *	55	2,944
Zebra Technologies Corp., Class A *	11	2,673
		45,709
Energy Equipment & Services — 0.4%
Baker Hughes Co.	222	7,850
Halliburton Co.	198	8,010
Schlumberger NV	313	18,237
		34,097
Entertainment — 1.3%
Activision Blizzard, Inc.	157	14,744
Electronic Arts, Inc.	54	6,533
Live Nation Entertainment, Inc. *	31	2,591
Netflix, Inc. *	98	36,832
Take-Two Interactive Software, Inc. *	35	4,881
Walt Disney Co. (The) *	403	32,643
Warner Bros Discovery, Inc. *	488	5,302
		103,526
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B *	402	140,615

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Fidelity National Information Services, Inc.	130	7,208
Fiserv, Inc. *	134	15,157
FleetCor Technologies, Inc. *	16	4,157
Global Payments, Inc.	57	6,604
Jack Henry & Associates, Inc.	16	2,424
Mastercard, Inc., Class A	183	72,505
PayPal Holdings, Inc. *	242	14,129
Visa, Inc., Class A (b)	354	81,348
		344,147
Food Products — 1.0%
Archer-Daniels-Midland Co.	118	8,900
Bunge Ltd.	33	3,589
Campbell Soup Co.	43	1,779
Conagra Brands, Inc.	105	2,884
General Mills, Inc.	129	8,242
Hershey Co. (The)	33	6,600
Hormel Foods Corp.	64	2,424
J M Smucker Co. (The)	23	2,762
Kellogg Co.	58	3,453
Kraft Heinz Co. (The)	176	5,912
Lamb Weston Holdings, Inc.	32	2,967
McCormick & Co., Inc. (Non-Voting)	55	4,181
Mondelez International, Inc., Class A	299	20,781
Tyson Foods, Inc., Class A	63	3,173
		77,647
Gas Utilities — 0.0% ^
Atmos Energy Corp.	33	3,462
Ground Transportation — 0.8%
CSX Corp.	441	13,580
JB Hunt Transport Services, Inc.	18	3,388
Norfolk Southern Corp.	50	9,840
Old Dominion Freight Line, Inc.	20	8,069
Union Pacific Corp.	134	27,316
		62,193
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	382	36,994
Align Technology, Inc. *	16	4,783
Baxter International, Inc.	112	4,207
Becton Dickinson & Co.	64	16,509
Boston Scientific Corp. *	322	17,017
Cooper Cos., Inc. (The)	11	3,465
Dentsply Sirona, Inc.	47	1,592
Dexcom, Inc. *	85	7,966
Edwards Lifesciences Corp. *	134	9,270
GE HealthCare Technologies, Inc.	86	5,858

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Hologic, Inc. *	54	3,742
IDEXX Laboratories, Inc. *	18	7,990
Insulet Corp. *	15	2,451
Intuitive Surgical, Inc. *	77	22,605
Medtronic plc	293	22,960
ResMed, Inc.	32	4,782
STERIS plc	22	4,764
Stryker Corp.	75	20,331
Teleflex, Inc.	10	2,031
Zimmer Biomet Holdings, Inc.	46	5,162
		204,479
Health Care Providers & Services — 3.0%
Cardinal Health, Inc.	56	4,865
Cencora, Inc.	37	6,604
Centene Corp. *	119	8,210
Cigna Group (The)	65	18,637
CVS Health Corp.	283	19,739
DaVita, Inc. *	12	1,120
Elevance Health, Inc.	52	22,585
HCA Healthcare, Inc.	44	10,897
Henry Schein, Inc. *	29	2,134
Humana, Inc.	27	13,269
Laboratory Corp. of America Holdings	19	3,921
McKesson Corp.	30	12,912
Molina Healthcare, Inc. *	13	4,208
Quest Diagnostics, Inc.	25	3,010
UnitedHealth Group, Inc.	204	102,799
Universal Health Services, Inc., Class B	13	1,720
		236,630
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	120	2,211
Ventas, Inc.	89	3,731
Welltower, Inc. (b)	114	9,354
		15,296
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	157	2,517
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A * (b)	94	12,877
Booking Holdings, Inc. *	8	24,227
Caesars Entertainment, Inc. *	47	2,196
Carnival Corp. * (b)	222	3,042
Chipotle Mexican Grill, Inc. *	6	11,123
Darden Restaurants, Inc.	27	3,810
Domino's Pizza, Inc.	8	2,926
Expedia Group, Inc. *	30	3,127

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	57	8,645
Las Vegas Sands Corp.	72	3,317
Marriott International, Inc., Class A	55	10,839
McDonald's Corp.	160	42,258
MGM Resorts International	62	2,271
Norwegian Cruise Line Holdings Ltd. * (b)	94	1,543
Royal Caribbean Cruises Ltd. *	52	4,780
Starbucks Corp.	252	23,011
Wynn Resorts Ltd.	21	1,970
Yum! Brands, Inc.	62	7,706
		169,668
Household Durables — 0.3%
DR Horton, Inc.	67	7,202
Garmin Ltd.	34	3,547
Lennar Corp., Class A	55	6,238
Mohawk Industries, Inc. *	12	998
NVR, Inc. *	1	4,282
PulteGroup, Inc.	48	3,577
Whirlpool Corp.	12	1,613
		27,457
Household Products — 1.3%
Church & Dwight Co., Inc.	54	4,963
Clorox Co. (The)	27	3,572
Colgate-Palmolive Co.	182	12,939
Kimberly-Clark Corp.	75	8,996
Procter & Gamble Co. (The)	519	75,682
		106,152
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The)	147	2,240
Industrial Conglomerates — 0.8%
3M Co.	121	11,375
General Electric Co.	240	26,483
Honeywell International, Inc.	146	26,999
		64,857
Industrial REITs — 0.3%
Prologis, Inc.	203	22,818
Insurance — 2.2%
Aflac, Inc.	119	9,133
Allstate Corp. (The)	58	6,414
American International Group, Inc.	157	9,496
Aon plc, Class A (b)	45	14,477
Arch Capital Group Ltd. *	82	6,543
Arthur J Gallagher & Co.	47	10,812
Assurant, Inc.	12	1,676

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Brown & Brown, Inc.	52	3,619
Chubb Ltd.	90	18,821
Cincinnati Financial Corp.	34	3,532
Everest Group Ltd.	9	3,551
Globe Life, Inc.	19	2,081
Hartford Financial Services Group, Inc. (The)	67	4,773
Loews Corp.	41	2,577
Marsh & McLennan Cos., Inc.	109	20,690
MetLife, Inc.	139	8,747
Principal Financial Group, Inc.	49	3,528
Progressive Corp. (The)	129	17,947
Prudential Financial, Inc.	80	7,582
Travelers Cos., Inc. (The)	50	8,230
Willis Towers Watson plc	23	4,821
WR Berkley Corp.	45	2,843
		171,893
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A *	1,306	170,893
Alphabet, Inc., Class C *	1,111	146,468
Match Group, Inc. *	61	2,398
Meta Platforms, Inc., Class A *	489	146,867
		466,626
IT Services — 1.2%
Accenture plc, Class A	139	42,641
Akamai Technologies, Inc. *	33	3,564
Cognizant Technology Solutions Corp., Class A	111	7,530
DXC Technology Co. *	45	941
EPAM Systems, Inc. *	13	3,262
Gartner, Inc. *	17	5,962
International Business Machines Corp.	201	28,133
VeriSign, Inc. *	20	4,000
		96,033
Leisure Products — 0.0% ^
Hasbro, Inc.	29	1,899
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	65	7,270
Bio-Rad Laboratories, Inc., Class A *	5	1,648
Bio-Techne Corp.	35	2,359
Charles River Laboratories International, Inc. *	11	2,212
Danaher Corp.	145	35,886
Illumina, Inc. *	35	4,783
IQVIA Holdings, Inc. *	40	7,930
Mettler-Toledo International, Inc. *	5	5,333
Revvity, Inc.	27	3,025
Thermo Fisher Scientific, Inc.	85	43,000

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — continued
Waters Corp. *	13	3,567
West Pharmaceutical Services, Inc.	16	6,100
		123,113
Machinery — 1.8%
Caterpillar, Inc.	112	30,655
Cummins, Inc. (b)	31	7,123
Deere & Co.	60	22,649
Dover Corp.	31	4,295
Fortive Corp.	77	5,746
IDEX Corp.	17	3,462
Illinois Tool Works, Inc.	61	13,950
Ingersoll Rand, Inc.	89	5,672
Nordson Corp.	12	2,659
Otis Worldwide Corp.	91	7,278
PACCAR, Inc.	115	9,784
Parker-Hannifin Corp.	28	11,000
Pentair plc	36	2,353
Snap-on, Inc.	12	2,971
Stanley Black & Decker, Inc.	34	2,819
Westinghouse Air Brake Technologies Corp.	39	4,190
Xylem, Inc.	53	4,825
		141,431
Media — 0.8%
Charter Communications, Inc., Class A *	22	9,853
Comcast Corp., Class A	906	40,168
Fox Corp., Class A	56	1,742
Fox Corp., Class B	29	839
Interpublic Group of Cos., Inc. (The)	85	2,428
News Corp., Class A	84	1,682
News Corp., Class B	25	531
Omnicom Group, Inc.	44	3,239
Paramount Global, Class B (b)	106	1,369
		61,851
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	316	11,767
Newmont Corp.	175	6,464
Nucor Corp.	55	8,559
Steel Dynamics, Inc.	34	3,675
		30,465
Multi-Utilities — 0.7%
Ameren Corp.	58	4,328
CenterPoint Energy, Inc.	139	3,730
CMS Energy Corp.	64	3,410
Consolidated Edison, Inc.	76	6,494
Dominion Energy, Inc.	184	8,227

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
DTE Energy Co.	45	4,506
NiSource, Inc.	91	2,245
Public Service Enterprise Group, Inc.	110	6,252
Sempra	139	9,423
WEC Energy Group, Inc.	69	5,593
		54,208
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	34	3,431
Boston Properties, Inc.	32	1,890
		5,321
Oil, Gas & Consumable Fuels — 4.3%
APA Corp.	68	2,780
Chevron Corp.	390	65,852
ConocoPhillips	264	31,577
Coterra Energy, Inc.	167	4,510
Devon Energy Corp.	141	6,727
Diamondback Energy, Inc.	39	6,096
EOG Resources, Inc.	128	16,246
EQT Corp. (b)	80	3,230
Exxon Mobil Corp.	881	103,605
Hess Corp.	61	9,307
Kinder Morgan, Inc.	427	7,075
Marathon Oil Corp.	133	3,566
Marathon Petroleum Corp.	88	13,319
Occidental Petroleum Corp.	146	9,476
ONEOK, Inc.	128	8,132
Phillips 66	98	11,776
Pioneer Natural Resources Co.	51	11,780
Targa Resources Corp.	49	4,221
Valero Energy Corp.	78	11,015
Williams Cos., Inc. (The)	268	9,020
		339,310
Passenger Airlines — 0.2%
Alaska Air Group, Inc. *	28	1,038
American Airlines Group, Inc. * (b)	144	1,842
Delta Air Lines, Inc.	142	5,240
Southwest Airlines Co.	131	3,549
United Airlines Holdings, Inc. *	72	3,054
		14,723
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	51	7,378
Kenvue, Inc.	379	7,617
		14,995
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	460	26,689

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Catalent, Inc. * (b)	40	1,807
Eli Lilly & Co.	175	94,276
Johnson & Johnson	530	82,552
Merck & Co., Inc.	559	57,501
Organon & Co.	56	976
Pfizer, Inc. (b)	1,243	41,222
Viatris, Inc.	264	2,603
Zoetis, Inc.	101	17,628
		325,254
Professional Services — 0.8%
Automatic Data Processing, Inc.	91	21,817
Broadridge Financial Solutions, Inc.	26	4,655
Ceridian HCM Holding, Inc. *	34	2,324
Equifax, Inc.	27	4,948
Jacobs Solutions, Inc.	28	3,783
Leidos Holdings, Inc.	30	2,786
Paychex, Inc.	71	8,146
Paycom Software, Inc.	11	2,811
Robert Half, Inc.	23	1,727
Verisk Analytics, Inc.	32	7,541
		60,538
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	68	5,037
CoStar Group, Inc. *	90	6,911
		11,948
Residential REITs — 0.3%
AvalonBay Communities, Inc.	31	5,368
Camden Property Trust	23	2,223
Equity Residential	76	4,457
Essex Property Trust, Inc.	14	2,996
Invitation Homes, Inc.	127	4,013
Mid-America Apartment Communities, Inc.	26	3,304
UDR, Inc.	67	2,380
		24,741
Retail REITs — 0.3%
Federal Realty Investment Trust	16	1,464
Kimco Realty Corp.	137	2,400
Realty Income Corp.	156	7,791
Regency Centers Corp.	36	2,150
Simon Property Group, Inc.	72	7,780
		21,585
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc. *	356	36,566
Analog Devices, Inc.	110	19,324
Applied Materials, Inc.	185	25,591

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc. (b)	91	75,447
Enphase Energy, Inc. * (b)	30	3,606
First Solar, Inc. *	23	3,800
Intel Corp.	922	32,771
KLA Corp.	30	13,803
Lam Research Corp.	29	18,389
Microchip Technology, Inc.	120	9,352
Micron Technology, Inc.	241	16,401
Monolithic Power Systems, Inc.	10	4,858
NVIDIA Corp.	544	236,493
NXP Semiconductors NV (China) (b)	57	11,344
ON Semiconductor Corp. *	95	8,829
Qorvo, Inc. *	22	2,057
QUALCOMM, Inc.	246	27,281
Skyworks Solutions, Inc.	35	3,459
SolarEdge Technologies, Inc. * (b)	12	1,612
Teradyne, Inc.	34	3,406
Texas Instruments, Inc.	200	31,779
		586,168
Software — 10.0%
Adobe, Inc. *	100	51,157
ANSYS, Inc. *	19	5,684
Autodesk, Inc. *	47	9,734
Cadence Design Systems, Inc. *	60	14,017
Fair Isaac Corp. *	5	4,752
Fortinet, Inc. *	144	8,419
Gen Digital, Inc.	124	2,190
Intuit, Inc.	62	31,496
Microsoft Corp.	1,635	516,369
Oracle Corp.	347	36,703
Palo Alto Networks, Inc. *	67	15,783
PTC, Inc. *	26	3,706
Roper Technologies, Inc.	24	11,375
Salesforce, Inc. *	214	43,473
ServiceNow, Inc. *	45	25,099
Synopsys, Inc. *	34	15,372
Tyler Technologies, Inc. *	9	3,576
		798,905
Specialized REITs — 1.0%
American Tower Corp.	103	16,874
Crown Castle, Inc.	95	8,785
Digital Realty Trust, Inc.	67	8,064
Equinix, Inc.	21	14,957
Extra Space Storage, Inc.	46	5,654
Iron Mountain, Inc.	64	3,819
Public Storage	35	9,179

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
SBA Communications Corp.	24	4,775
VICI Properties, Inc.	223	6,491
Weyerhaeuser Co.	161	4,931
		83,529
Specialty Retail — 2.1%
AutoZone, Inc. *	4	10,150
Bath & Body Works, Inc.	50	1,703
Best Buy Co., Inc.	43	2,970
CarMax, Inc. * (b)	35	2,463
Home Depot, Inc. (The)	221	66,866
Lowe's Cos., Inc.	129	26,808
O'Reilly Automotive, Inc. *	13	12,083
Ross Stores, Inc.	75	8,469
TJX Cos., Inc. (The)	253	22,483
Tractor Supply Co.	24	4,863
Ulta Beauty, Inc. *	11	4,379
		163,237
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	3,235	553,829
Hewlett Packard Enterprise Co.	284	4,938
HP, Inc.	191	4,908
NetApp, Inc.	46	3,521
Seagate Technology Holdings plc	43	2,800
Western Digital Corp. *	70	3,213
		573,209
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	269	25,784
Ralph Lauren Corp.	9	1,032
Tapestry, Inc.	51	1,467
VF Corp. (b)	73	1,286
		29,569
Tobacco — 0.6%
Altria Group, Inc.	390	16,425
Philip Morris International, Inc.	342	31,634
		48,059
Trading Companies & Distributors — 0.3%
Fastenal Co.	126	6,871
United Rentals, Inc.	15	6,682
WW Grainger, Inc.	10	6,777
		20,330
Water Utilities — 0.1%
American Water Works Co., Inc.	43	5,306

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	114	15,957
Total Common Stocks (Cost $3,849,507)		7,910,241
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	10	10
	SHARES (000)
Short-Term Investments — 2.2%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.19% (c) (d) (Cost $43,612)	43,612	43,612
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (c) (d)	118,929	118,953
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d)	13,711	13,711
Total Investment of Cash Collateral from Securities Loaned (Cost $132,664)		132,664
Total Short-Term Investments (Cost $176,276)		176,276
Total Investments — 101.7% (Cost $4,025,793)		8,086,527
Liabilities in Excess of Other Assets — (1.7)%		(138,478)
NET ASSETS — 100.0%		7,948,049

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $129,346.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2023.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	177	12/15/2023	USD	38,292	(1,306)

Abbreviations
USD	United States Dollar

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$7,910,241	$—	$—	$7,910,241
Rights	—	—	10	10
Short-Term Investments
Investment Companies	43,612	—	—	43,612
Investment of Cash Collateral from Securities Loaned	132,664	—	—	132,664
Total Short-Term Investments	176,276	—	—	176,276
Total Investments in Securities	$8,086,517	$—	$10	$8,086,527

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(1,306)	$—	$—	$(1,306)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$91,369	$2,977	$1,386	$118	$(314)	$92,764	640	$628	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	110,942	129,000	121,000	6	5	118,953	118,929	1,385	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	13,746	144,127	144,162	—	—	13,711	13,711	254	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.19% (b) (c)	27,916	324,273	308,577	—	—	43,612	43,612	407	—
Total	$243,973	$600,377	$575,125	$124	$(309)	$269,040		$2,674	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.